Profit before income tax expense (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit before income tax expense [abstract]
Total interest expense on borrowing		¥ 11,342,526	¥ 10,982,230	¥ 10,225,069
Less: amounts capitalized in property, plant and equipment		579,808	495,818	476,065
Interest expenses charged in consolidated statement of comprehensive income		10,762,718	10,486,412	9,749,004
Including: Interest expenses on lease liabilities		171,573	0	0
Auditors' remuneration-audit services		42,019	68,750	64,160
Operating leases charge		0	377,162	364,756
Minimum lease payments under operating lease, lease payments not included in the measurement of lease liabilities		234,139	0	0
Fuel		97,686,799	105,736,173	92,737,304
Depreciation of property, plant and equipment	[1]	21,130,076	20,466,423	20,180,830
Depreciation of right-of-use assets	[1]	734,827	0	0
Amortization of land use rights	[1]	0	344,068	341,125
Amortization of other non-current assets		101,902	105,623	113,878
Impairment loss of property, plant and equipment (Note 7)		5,719,990	989,778	1,046,195
Impairment loss for land use rights		0	0	108,590
Impairment loss of mining rights (Note 13)		0	135,085	0
Impairment loss of goodwill (Note 15)		0	409,371	0
Impairment loss of other non-current assets		464,867	8,432	5,008
Recognition of loss allowance for receivables		74,557	40,967	27,682
Recognition/(reversal) of provision for inventory obsolescence (Note 17)		22,453	253,816	(263)
Net (gain)/ loss on disposals of non-current assets		(69,449)	(42,506)	616,456
Government grants		(818,101)	(521,380)	(421,912)
Included in other investment income
Gains on disposal of available-for-sale financial assets		0	0	(1,479,732)
Dividends on available-for-sale financial assets		0	0	(124,918)
Dividends on other equity instrument investments		(685)	(1,168)	0
Gains on disposal of subsidiaries (Note 20, 41(b))		(256,009)	0	(52,330)
Loss on disposal of a joint venture		0	270,741	0
Included in (gain)/loss on fair value changes of financial assets/liabilities
Contingent consideration of the business combination		(17,175)	(746,850)	(859,547)
Loss on fair value changes of trading derivatives		¥ (19,492)	¥ 20,007	¥ 2,761

[1]	Upon the adoption IFRS 16, depreciation of finance lease assets was reclassified from “property, plant and equipment” to “right-of-use assets”, and amortisation of land use rights was reclassified from “land use rights” to “right-of-use assets”.